LEASES (Tables)	12 Months Ended
Dec. 31, 2016
LEASES [Abstract]
Summary of future minimum lease payments under non-cancelable operating leases
A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2016, follows:

(In thousands)
2017	$1,444
2018	1,313
2019	994
2020	927
2021	460
2022 and thereafter	499
Total	$5,637